Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Taxes (Textual)
Hong Kong income tax rate percentage	(5.40%)	0.40%
China income tax rate	25.00%	25.00%	25.00%
Aggregate undistributed earnings
VAT tax exemption description	Yulong Bricks' products qualify for "specified building materials" under the PRC law of [2008] No. 156 and is therefore eligible for VAT tax exemption. Yulong Concrete's products are mainly produced with cement and are eligible for a VAT at the rate of 6% of the gross sale prices under the PRC law of [2009] No. 9. Yulong Concrete's VAT rate decreased to 3% starting in November 2014.
Net operating losses carried forward	$ 942,624	284,276
Net of valuation allowance	$ 156,809	$ 388,970
Effective income tax rates	(3.60%)	(5.40%)	25.00%
Accumulated deficit	$ (39,407,775)	$ (31,978,194)
Minimum [Member]
Taxes (Textual)
VAT percentage	13.00%
Maximum [Member]
Taxes (Textual)
VAT percentage	17.00%
Hong Kong [Member]
Taxes (Textual)
Hong Kong income tax rate percentage	16.50%
Net operating losses carried forward	$ 2,071,316	1,110,033
Net of valuation allowance	$ 341,767	183,155
PRC [Member]
Taxes (Textual)
China income tax rate	25.00%
Taxable revenue percent	90.00%
PRC withholding tax percentage	10.00%
Net operating losses carried forward	$ 2,403,430	427,556
Net of valuation allowance	$ 15,292,240	$ 14,634,601